Accounts Receivable, Net - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, net of allowance for credit loss	$ 135,800	$ 90,500
Accounts receivable, allowance for credit loss	$ 5,511	$ 4,974	$ 5,136	$ 2,486